OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
24. OPERATING SEGMENTS

The reportable operating segments are those operations for which operating results are reviewed by the President and Chief Executive Officer who is the chief operating decision maker regarding decisions about resources to be allocated to the segment and to assess performance provided those operations pass certain quantitative thresholds. Operations with revenues, earnings or losses or assets that exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

Each of the Company's reportable operating segments generally consists of an individual mining property managed by a single general manager and operations management team.

The Company’s operating segments reflect these multiple mining interests and are reported in a manner consistent with internal reporting used to assess the performance of each segment and make decisions about resources to be allocated to the segments.

The information reported below as at and for the years ended December 31, 2018 and 2017 is based on the information provided to the President and Chief Executive Officer.

As at and for the year ended December 31, 2018
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$307,807	$164,045	$444,059	$—	$—	$915,911
Production costs	(102,845)	(88,844)	(75,743)	—	—	(267,432)
Royalty expense	(9,074)	(8,352)	(8,992)	—	—	(26,418)
Depletion and depreciation	(45,861)	(25,500)	(60,167)	(2,185)	(5)	(133,718)
Earnings (loss) from mine operations	150,027	41,349	299,157	(2,185)	(5)	488,343
Expenses
General and administrative	—	—	—	—	(31,565)	(31,565)
Exploration and evaluation	(4,090)	(6,232)	(26,481)	(29,811)	—	(66,614)
Care and maintenance	—	(2,832)	—	(249)	—	(3,081)
Earnings (loss) from operations	145,937	32,285	272,676	(32,245)	(31,570)	387,083
Other income						5,130
Finance items
Finance income						5,714
Finance costs						(3,617)
Earnings before taxes from continuing operations						394,310

Expenditures on:
Mining interest	$67,079	$26,001	$58,650	$23,240	$—	$174,970
Plant and equipment	59,271	16,508	46,407	5,143	—	127,329
Total capital expenditures	$126,350	$42,509	$105,057	$28,383	$—	$302,299

Total assets	$531,457	$196,176	$436,616	$309,469	$236,442	$1,710,160
Total liabilities	$204,160	$51,466	$122,324	$31,121	$37,983	$447,054

As at and for the year ended December 31, 2017
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$247,104	$145,892	$327,055	$27,444	$—	$747,495
Production costs	(102,743)	(77,299)	(70,906)	(37,367)	—	(288,315)
Royalty expense	(5,377)	(9,586)	(6,433)	—	—	(21,396)
Depletion and depreciation	(38,015)	(22,576)	(82,589)	(5,473)	(2)	(148,655)
Earnings (loss) from mine operations	100,969	36,431	167,127	(15,396)	(2)	289,129
Expenses
General and administrative	—	—	—	—	(25,646)	(25,646)
Transaction costs	—	—	—	—	(397)	(397)
Exploration and evaluation	(10,756)	(7,780)	(21,400)	(8,475)	—	(48,411)
Care and maintenance	—	(2,290)	—	(9,587)		(11,877)
Earnings (loss) from operations	90,213	26,361	145,727	(33,458)	(26,045)	202,798
Other income						3,376
Finance items
Finance income						2,111
Finance costs						(12,206)
Earnings before taxes from continuing operations						196,079

Expenditures on:
Mining interest	$28,079	$17,226	$34,641	$5,697	$—	$85,643
Plant and equipment	25,265	16,122	27,944	1,829	—	71,160
Total capital expenditures	$53,344	$33,348	$62,585	$7,526	$—	$156,803

Total assets	$562,752	$92,168	$433,385	$140,036	$257,459	$1,485,800
Total liabilities	$117,119	$46,348	$116,929	$34,953	$12,855	$328,204
The following table shows non-current assets by geographic region:

	Non-current assets
	As at
	December 31, 2018	December 31, 2017
Geographic information
Australia	$571,569	$666,626
Canada	740,679	523,356
Total	$1,312,248	$1,189,982

The following table summarizes sales to individual customers exceeding 10% of annual metal sales for the following periods:

	Metal sales
	Year ended December 31, 2018	Year ended December 31, 2017
Customer
1	$442,767	$326,447
2	186,195	148,280
3	182,762	142,880
4	93,420	—
Total	$905,144	$617,607
% of total sales	99%	83%

The Company is not economically dependent on a limited number of customers for the sale of its product because gold can be sold through numerous commodity market traders worldwide. The customers differ in the years ended December 31, 2018 and 2017.